PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 29, 2016
PROPERTY AND EQUIPMENT
Schedule of Property and Equipment

        Property and equipment are apportioned as follows:

	February 29, 2016			February 28, 2015
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Test and research and development equipment	24,236	21,581	2,655	3,056
Computer hardware	3,702	3,489	213	260
Production fixtures	2,433	1,874	559	661
Leasehold improvements	1,081	978	103	146
Furniture and fixtures	864	761	103	145
Communication equipment	289	285	4	8
Other	448	383	65	46

Total property and equipment	33,053	29,351	3,702	4,322

Schedule of depreciation expense relating to property and equipment allocated to operating expenses

        Depreciation expense relating to the above property and equipment was allocated to operating expenses as follows:

	February 29, 2016	February 28, 2015
Research and development ("R&D")	364	1,067
Selling and marketing ("S&M")	40	56
General and administrative ("G&A")	1,527	1,197

Total	1,931	2,320